UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  June 30, 2007

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                  Name:  W.R. Huff Asset Management Co., L.L.C.

   Address: 1776 On The Green, 67 Park Place, 9th Floor, Morristown, NJ 07960
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                         Form 13F File Number: 28-10831
                        ---------------------------------


         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Edward T. Dartley
         -----------------------

Title:   Counsel
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Phone:   (973) 984-1233
         -----------------------

Signature, Place, and Date of Signing:

/s/ Edward T. Dartley                   Morristown, NJ              8/14/07
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:    13
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Form 13F Information Table Value Total:   $ 1,009,550  (thousands)
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List of Other Included Managers:          None

                           FORM 13F INFORMATION TABLE
                                  June 30, 2007


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    Column 1                   Column 2     Column 3     Column 4        Column 5         Column 6   Column 7        Column 8

                               Title of                 Value     Shares or   SH/ Put/  Investment  Other        Voting Authority
  Name of Issuer                Class       CUSIP      (x$1000)   Prin. Amt.  PRN Call  Discretion  Managers    Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ALPHA NATURAL RESOURCES INC       COM          02076X102     2,663      128,085 SH        SOLE                   128,085
CKX INC                           COM          12562M106   193,649   14,012,213 SH        SOLE                14,012,213
CVS CAREMARK CORPORATION          COM          126650100     1,882       51,640 SH        SOLE                    51,640
DEERE & CO                        COM          244199105       809        6,700 SH        SOLE                     6,700
FOUNDATION COAL HLDGS INC         COM          35039W100     3,528       86,800 SH        SOLE                    86,800
FREEPORT-MCMORANCOPPER & GO       COM          35671D857       315        3,800 SH        SOLE                     3,800
INTERTAPE POLYMER GROUP INC       COM          460919103     1,008      224,100 SH        SOLE                   224,100
RENTRAK CORP                      COM          760174102     2,381      160,800 SH        SOLE                   160,800
SPRINT NEXTEL CORP.               COM FON      852061100       149        7,199 SH        SOLE                     7,199
SUNOCO INC                        COM          86764P109     1,787       22,425 SH        SOLE                    22,425
TIME WARNER CABLE INC             CL A         88732J108   387,413    9,890,562 SH        SOLE                 9,890,562
VALERO ENERGY CORP NEW            COM          91913Y100    57,558      779,290 SH        SOLE                   779,290
VIRGIN MEDIA INC                  COM          92769L101   356,408   14,624,879 SH        SOLE                14,624,879



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This report includes  holdings of certain  separately  managed  accounts of W.R.
Huff Asset Management Co., L.L.C. and of certain other limited liability companies and of limited partnerships affiliated with Huff Asset Management. William R. Huff possesses sole power to vote and direct the disposition of all securities held in such separately managed accounts of Huff Asset Management and of such other limited liability companies and limited partnerships affiliated with Huff Asset Management. This report does not include direct or indirect personal holdings, if any, of William R. Huff.